OTHER INCOME (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Inventory, Net [Abstract]
Other income, net		$ 871		$ 877	$ 923